1933 Act
                                                                     Rule 497(j)
                                                                       VIA EDGAR
                                                                       ---------

                                                              September 22, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Phoenix Life Variable Universal Life Account
         Phoenix Life Insurance Company
         File No. 333-86921

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Version C) that would have been filed under rule 497(c), would not have differed from that contained in the most recent amendment filed electronically on Form N-6 pursuant to Rule 485(b) on September 18, 2003.

Please direct any questions regarding this filing to the undersigned at 860.403.5246.

                                     Very truly yours,



                                     /s/ Matthew A. Swendiman
                                     --------------------------------
                                     Matthew A. Swendiman, Counsel
                                     Phoenix Life Insurance Company